Staking and Lending Income (Tables)	12 Months Ended
Dec. 31, 2025
Staking and Lending Income [Abstract]
Schedule of Staking and Lending Income
For the year ended	December 31, 2025	December 31, 2024
Validator nodes	6,756,611	6,995,098
All other counterparties	6,315,530	6,019,699
Total	$13,072,141	$13,014,797